Critical Accounting Judgements, Estimates and Assumptions	12 Months Ended
Dec. 31, 2023
Critical Accounting Judgements, Estimates and Assumptions [Abstract]
Critical accounting judgements, estimates and assumptions

Note 3. Critical accounting judgements, estimates and assumptions

The preparation of the financial statements requires management to make judgements, estimates and assumptions that affect the reported amounts in the financial statements. Management continually evaluates its judgements and estimates in relation to assets, liabilities, contingent liabilities, revenue and expenses. Management bases its judgements, estimates and assumptions on historical experience and on other various factors, including expectations of future events, management believes to be reasonable under the circumstances. The resulting accounting judgements and estimates will seldom equal the related actual results. The judgements, estimates and assumptions that have a significant risk of causing a material adjustment to the carrying amounts of assets and liabilities (refer to the respective notes) within the next financial year are discussed below.

Share-based payments

The Company has a share-based remuneration scheme for employees. The fair value of share options is estimated by using the Black-Scholes option pricing model, on the date of grant based on certain assumptions. Those assumptions are described in the share-based payments note and include, among others, the dividend growth rate, expected share price volatility and expected life of the options. The fair value of the equity settled options granted is charged to statement of comprehensive income over the vesting period of each tranche and the credit is taken to equity, based on the Company’s estimate of shares that will eventually vest.

Financial Liability

The Company measures the fair value of the warrants issued under August 2022 Nasdaq IPO & listing. The fair value of these warrants is estimated by using the Hull-White option pricing model (trinomial Lattice model), on the date of the grant and remeasured at each reporting period (December 31, 2023 and 2022) and is based on certain assumptions. Those assumptions include, among others, the dividend growth rate, expected share price, volatility and expected life of the warrants, early exercise / exercise multiple, capital structure effects and trinomial steps.

On June 30, 2023, the Company reassessed the valuation methodology applied to the valuation of the warrants, in conjunction with an independent valuation from a third party. The warrants are trading on Nasdaq and based on current market activity, it was deemed to be in an active market. The directors believe the quoted share price of the MOBBW security trading on the Nasdaq represents a more accurate valuation of the warrants based on the guidance of IFRS 13 Fair Value Measurement where the fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities. This has resulted in a change of valuation methodology (moving from Level 2 fair value measurement type to Level 1) that was applied on December 31, 2022, as a change in accounting estimates.

Lease term

The lease term is a significant component in the measurement of both the right-of-use asset and lease liability. Judgement is exercised in determining whether there is reasonable certainty that an option to extend the lease or purchase the underlying asset will be exercised, or an option to terminate the lease will not be exercised, when ascertaining the periods to be included in the lease term. In determining the lease term, all facts and circumstances that create an economical incentive to exercise an extension option, or not to exercise a termination option, are considered at the lease commencement date. Factors considered may include the importance of the asset to the Company’s operations; comparison of terms and conditions to prevailing market rates; incurrence of significant penalties; existence of significant leasehold improvements; and the costs and disruption to replace the asset. The Company reassesses whether it is reasonably certain to exercise an extension option, or not exercise a termination option, if there is a significant event or significant change in circumstances.